Commitments (Tables)	12 Months Ended
Jun. 30, 2024
Commitments [Abstract]
Maturity of Committed Amount Payable
The committed amounts are payable as set out below:

	Consolidated
	30 June 2024	30 June 2023
	US$’000	US$’000
Mining hardware commitments
Amounts payable within 12 months of balance date:	116,982	-
Amounts payable after 12 months of balance date:	-	-

Other commitments
Amounts payable within 12 months of balance date:	77,659	7,481
Amounts payable after 12 months of balance date:	-	-

Total commitments	194,641	7,481